FINANCING ARRANGEMENTS - Summary of Consolidated Long-term Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 03, 2020	May 26, 2020	Dec. 31, 2019	Mar. 08, 2019	Oct. 17, 2017	Mar. 31, 2017
Long-term debt, net of unamortized debt discount
Principal Amount	$ 24,185,000,000			$ 26,188,000,000
Total long-term debt and other	23,925,000,000			25,895,000,000
Less: Current portion of long-term debt and other	0			1,234,000,000
Non-current portion of long-term debt	$ 23,925,000,000			24,661,000,000
Term Loan B Facility Due June 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	3.15%
Principal Amount	$ 3,298,000,000			3,869,000,000
Total long-term debt and other	$ 3,220,000,000			3,768,000,000
Term Loan B Facility Due November 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	2.90%
Principal Amount	$ 1,125,000,000			1,275,000,000
Total long-term debt and other	$ 1,112,000,000			1,257,000,000
Senior Secured Notes | 6.50% Senior Notes Due March 2022
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	6.50%						6.50%
Principal Amount	$ 0			1,250,000,000
Total long-term debt and other	$ 0			1,242,000,000
Senior Secured Notes | 7.00 % Senior Notes Due March 2024
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	7.00%						7.00%
Principal Amount	$ 2,000,000,000			2,000,000,000
Total long-term debt and other	$ 1,987,000,000			1,983,000,000
Senior Secured Notes | 5.50% Senior Notes Due November 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.50%					5.50%
Principal Amount	$ 1,750,000,000			1,750,000,000
Total long-term debt and other	$ 1,736,000,000			1,733,000,000
Senior Secured Notes | 5.75% Senior Notes Due August 2027
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.75%				5.75%
Principal Amount	$ 500,000,000			500,000,000
Total long-term debt and other	$ 494,000,000			493,000,000
Senior Unsecured Notes | 5.50% Senior Notes Due March 2023
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.50%
Principal Amount	$ 0			402,000,000
Total long-term debt and other	$ 0			400,000,000
Senior Unsecured Notes | 5.875% Senior Notes Due May 2023
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.875%
Principal Amount	$ 0			1,448,000,000
Total long-term debt and other	$ 0			1,441,000,000
Senior Unsecured Notes | 4.50% Senior Notes euro-denominated debt Due May 2023
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	4.50%
Principal Amount	$ 0			1,682,000,000
Total long-term debt and other	$ 0			1,674,000,000
Senior Unsecured Notes | 6.125% Senior Notes Due April 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	6.125%
Principal Amount	$ 3,250,000,000			3,250,000,000
Total long-term debt and other	$ 3,234,000,000			3,230,000,000
Senior Unsecured Notes | 9.00% Senior Notes Due December 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	9.00%
Principal Amount	$ 1,500,000,000			1,500,000,000
Total long-term debt and other	$ 1,478,000,000			1,473,000,000
Senior Unsecured Notes | 9.25% Senior Notes Due April 2026
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	9.25%
Principal Amount	$ 1,500,000,000			1,500,000,000
Total long-term debt and other	$ 1,487,000,000			1,484,000,000
Senior Unsecured Notes | 8.50% Senior Notes Due January 2027
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	8.50%
Principal Amount	$ 1,750,000,000			1,750,000,000
Total long-term debt and other	$ 1,755,000,000			1,756,000,000
Senior Unsecured Notes | 7.00 % Senior Notes Due January 2028
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	7.00%
Principal Amount	$ 750,000,000			750,000,000
Total long-term debt and other	$ 742,000,000			741,000,000
Senior Unsecured Notes | 5.00% Senior Notes Due January 2028
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.00%
Principal Amount	$ 1,250,000,000			1,250,000,000
Total long-term debt and other	$ 1,236,000,000			1,234,000,000
Senior Unsecured Notes | 6.25% Senior Notes Due February 2029
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	6.25%		6.25%
Principal Amount	$ 1,500,000,000			0
Total long-term debt and other	$ 1,480,000,000			0
Senior Unsecured Notes | 5.00% Senior Note Due February 2029
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.00%	5.00%
Principal Amount	$ 1,000,000,000			0
Total long-term debt and other	$ 988,000,000			0
Senior Unsecured Notes | 7.25% Senior Notes Due May 2029
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	7.25%
Principal Amount	$ 750,000,000			750,000,000
Total long-term debt and other	$ 741,000,000			740,000,000
Senior Unsecured Notes | 5.25% Senior Notes Due January 2030
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.25%
Principal Amount	$ 1,250,000,000			1,250,000,000
Total long-term debt and other	$ 1,235,000,000			1,234,000,000
Senior Unsecured Notes | 5.25% Senior Notes, Due February 2031
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.25%	5.25%
Principal Amount	$ 1,000,000,000			0
Total long-term debt and other	988,000,000			0
Senior Unsecured Notes | Other
Long-term debt, net of unamortized debt discount
Principal Amount	12,000,000			12,000,000
Total long-term debt and other	$ 12,000,000			12,000,000
Senior Secured Credit Facilities | 2023 Revolving Credit Facility Due June 2023
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	3.15%
Principal Amount	$ 0			0
Total long-term debt and other	$ 0			$ 0